Loans receivable, net of allowances	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans receivable, net of allowances	Loans receivable, net of allowances
Current loans receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Loans receivable	$21,316	$23,794
Securitized loans receivable	10,185	10,702
Allowance for credit expected losses	(14,934)	(13,111)
Total current loans receivable, net	$16,567	$21,385

Non-current loans receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Loans receivable	$792	$2,213
Allowance for credit expected losses	(418)	(472)
Total non-current loans receivable, net	$374	$1,741

For the years ended December 31, 2024 and 2023, all of our loans receivable were originated to consumers in Brazil. As of December 31, 2024 and 2023, 85% and 88% of loans receivable, respectively, were originated to consumers seeking to buy travel products and services with our Brazilian travel subsidiary, Decolar, and the remaining comprised loan receivable originated to consumers seeking to buy products with other merchants.
We utilize a simplified roll rate method to calculate the allowance for expected credit losses and estimate the lifetime expected credit loss allowance based on a collective assessment. We write off loans receivable when the customer balance becomes 360 days past due.
We apply the following rates which are calculated based on internal data and that are periodically assessed to check its adequacy in order to cover 100 % of the estimated credit losses of the current portfolio at each period closing.

Grade	Status	Provision Rate
B	Not overdue	1%
B	Overdue b/w 1 - 5 days	1%
D	Overdue b/w 6 - 14 days	10%
E	Overdue b/w 15 - 30 days	30%
F	Overdue b/w 31 - 60 days	50%
G	Overdue b/w 61 - 90 days	70%
G	Overdue b/w 91 - 120 days	70%
G	Overdue b/w 121 - 150 days	70%
H	Overdue b/w 151 - 360 days	100%
We write off loans receivable when the customer balance becomes 360 days past due.

The credit quality analysis of loans receivable was as follows:

	As of December 31, 2024	As of December 31, 2023
1-30 days past due	$2,643	$4,037
31-60 days past due	1,441	2,133
61-90 days past due	1,208	1,773
91-120 days past due	1,211	1,214
121-150 days past due	1,124	1,131
151-180 days past due	1,166	1,647
181-210 days past due	1,252	1,094
211-240 days past due	1,387	1,043
241-270 days past due	1,363	1,017
271-300 days past due	1,450	1,219
301-330 days past due	1,622	1,145
331-360 days past due	1,583	1,139
Total past due	$17,450	$18,592
To become due	14,843	18,117
Total loans receivable	$32,293	$36,709